Net Income Per Class A Share - Schedule of Net Income and Number of Class A Shares Used in the Calculation of Basic and Diluted Income Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net income (loss) attributable to Class A shareholders		$ 12,394	$ 10,591	$ 6,953				$ 29,938
Denominator:
Basic net income per Class A share (in usd per share)		$ 0.22	$ 0.18	$ 0.12				$ 0.52
Numerator:
Net income (loss) attributable to Class A shareholders		$ 12,394	$ 10,591	$ 6,953				$ 29,938
Denominator:
Diluted net income per Class A share (in usd per share)		$ 0.21	$ 0.18	$ 0.12				$ 0.52
Stock Compensation Plan
Denominator:
Potentially dilutive shares (in shares)					0
Class A Shares
Numerator:
Net income (loss) attributable to Class A shareholders	$ 11,025		$ 10,591		$ 29,938	$ 33,053	$ 17,544	$ 29,938	$ 0	$ 0
Denominator:
Basic weighted average Class A shares outstanding	60,614,664		57,500,000		57,502,158	58,612,916	57,500,000	57,502,158
Basic net income per Class A share (in usd per share)	$ 0.18		$ 0.18		$ 0.52	$ 0.56	$ 0.31	$ 0.52
Numerator:
Net income (loss) attributable to Class A shareholders	$ 11,025		$ 10,591		$ 29,938	$ 33,053	$ 17,544	$ 29,938	$ 0	$ 0
Denominator:
Basic weighted average Class A shares outstanding	60,614,664		57,500,000		57,502,158	58,612,916	57,500,000	57,502,158
Effect of dilutive shares for diluted net income per Class A share	140,522		252,163		249,331	195,032	245,665
Weighted average shares for diluted net income per Class A share	60,755,186		57,752,163		57,751,489	58,807,948	57,745,665	57,751,489
Diluted net income per Class A share (in usd per share)	$ 0.18		$ 0.18		$ 0.52	$ 0.56	$ 0.30	$ 0.52